Cover	Jan. 07, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A Current Report is being filed to amend and restate the Form 8-K filed January 8, 2025 to correct the Item it was filed under to properly provide that the Form 8-K Current Report is being filed under "Item 8.01 Other Events" as opposed to "Item 4.02 Non-Reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review". Futher, as discussed below, the Company has not concluded that the Company's previously issued unaudited condensed financial statements cannot be relied upon.
Document Period End Date	Jan. 07, 2025
Entity File Number	001-39341
Entity Registrant Name	NUKKLEUS INC.
Entity Central Index Key	0001787518
Entity Tax Identification Number	38-3912845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 Washington Blvd.
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	212
Local Phone Number	791-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NUKK
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Trading Symbol	NUKKW
Security Exchange Name	NASDAQ